Fair value measurements - reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Assets (Liabilities)
Assets, beginning	€ 98,044
Assets, ending	99,730	€ 98,044
Recurring fair value measurement
Fair Value of Assets (Liabilities)
Assets, beginning	3,430
Assets, ending	9,396	3,430
Recurring fair value measurement | Receivables From Financing Activities
Fair Value of Assets (Liabilities)
Assets, beginning	580
Assets, ending	473	580
Recurring fair value measurement | Derivatives
Fair Value of Assets (Liabilities)
Assets, beginning	98
Assets, ending	629	98
Recurring fair value measurement | Other receivables
Fair Value of Assets (Liabilities)
Assets, beginning	69
Assets, ending	63	69
Recurring fair value measurement | Level 3
Fair Value of Assets (Liabilities)
Assets, beginning	677
Assets, ending	564	677
Recurring fair value measurement | Level 3 | Receivables From Financing Activities
Fair Value of Assets (Liabilities)
Assets, beginning	580	973
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	(107)	(393)
Net purchases and sales, fair value measurement, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Assets, ending	473	580
Recurring fair value measurement | Level 3 | Available-for-sale securities
Fair Value of Assets (Liabilities)
Assets, beginning	28	16
Gains/(Losses) recognized in Consolidated Income Statement	0	1
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	0	0
Net purchases and sales, fair value measurement, assets	0	11
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Assets, ending	28	28
Recurring fair value measurement | Level 3 | Derivatives
Fair Value of Assets (Liabilities)
Assets, beginning	0
Assets, ending	0	0
Recurring fair value measurement | Level 3 | Derivatives | Derivatives
Fair Value of Assets (Liabilities)
Assets (liabilities), beginning	0	39
Gains/(Losses) recognized in Consolidated Income Statement	0	56
Gains/(Losses) recognized in Other comprehensive income	0	(15)
Issues/Settlements	0	(66)
Net purchases and sales, fair value measurement, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(14)
Assets (liabilities), ending	0	0
Recurring fair value measurement | Level 3 | Other receivables
Fair Value of Assets (Liabilities)
Assets, beginning	69	0
Gains/(Losses) recognized in Consolidated Income Statement	(6)	(1)
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	0	70
Net purchases and sales, fair value measurement, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Assets, ending	€ 63	€ 69